SCHEDULE OF INCOME TAX EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax
Loss before income tax expense	$ 7,077,619	$ 6,098,930	$ 6,425,604
Tax at the Australian tax rate of 26% (2020: 27.50% and 2019: 27.50%)	(1,840,181)	(1,677,206)	(1,767,040)
Share-based payments expense	185,790	(3,971)	92,153
Research and development tax incentive	588,659	446,717	541,596
Other non-deductible items		888	590
Other assessable items		(26,764)
Income tax expenses before unrecognized tax losses	(1,065,732)	(1,260,336)	(1,132,701)
Difference in overseas tax rates	16,688	26,526	41,009
Under /(over) provision	(235,653)	553,190	1,126,722
Temporary differences not recognised	(419,965)	(353,628)	(121,965)
Research and development tax credit	(275,631)	(206,250)	(238,084)
Tax losses not recognised	(1,980,293)	(1,240,498)	(325,020)
Income tax expense